First Focus Funds
August 1, 2008
Via Edgar Transmission
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549
RE:	First Focus Funds — (the “Funds”) Rule 497(j) Filing SEC File Nos. 033-85982, 811-8846
Ladies and Gentlemen:
This letter is being transmitted on behalf of the Registrant by means of electronic submission pursuant to Rule 497(j) adopted under the Securities Act of 1933, as amended (the “1933 Act”).
Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Registrant that the forms of Prospectus and Statement of Additional Information (“SAI”) of the Registrant that would have been filed under Rule 497(c) do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 32 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on July 30, 2008.
If you have any questions concerning this filing, please do not hesitate to call me at 617-824-1312.
Sincerely,
/s/ Patrick Keniston
Patrick Keniston
Vice President
Citi Fund Services, Inc.